UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2023

WESTERN ASSET

TOTAL RETURN

UNCONSTRAINED FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize long-term total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Total Return Unconstrained Fund for the six-month reporting period ended November 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2023

II	Western Asset Total Return Unconstrained Fund

Performance review

For the six months ended November 30, 2023, Class I shares of Western Asset Total Return Unconstrained Fund returned 2.86%. The Fund’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Indexi and the ICE BofA 3-Month U.S. Treasury Bill Indexii, returned -0.80% and 2.69%, respectively, for the same period.

Performance Snapshot as of November 30, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Total Return Unconstrained Fund:
Class A	2.71%
Class C	2.26%
Class FI	2.56%
Class R	2.44%
Class I	2.86%
Class IS	2.92%
Bloomberg U.S. Aggregate Index	-0.80%
ICE BofA 3-Month U.S. Treasury Bill Index	2.69%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2023 for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 5.07%, 4.57%, 5.23%, 4.98%, 5.57% and 5.67%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class FI, Class R and Class IS shares would have been 5.03%, 4.50%, 5.22%, 4.92% and 5.59%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 29, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.07%, 1.79%, 1.10%, 1.45%, 0.80% and 0.69%, respectively.

Western Asset Total Return Unconstrained Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 1.07% for Class A shares, 1.80% for Class C shares, 1.10% for Class FI shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 29, 2023

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield securities, commonly known as “junk bonds,” include greater price volatility, illiquidity and possibility of default. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks.

IV	Western Asset Total Return Unconstrained Fund

Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that comprises a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

Western Asset Total Return Unconstrained Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2023 and May 31, 2023 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2023 and held for the six months ended November 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.71%	$1,000.00	$1,027.10	1.06%	$5.37	Class A	5.00%	$1,000.00	$1,019.70	1.06%	$5.35
Class C	2.26	1,000.00	1,022.60	1.78	9.00	Class C	5.00	1,000.00	1,016.10	1.78	8.97
Class FI	2.56	1,000.00	1,025.60	1.09	5.52	Class FI	5.00	1,000.00	1,019.55	1.09	5.50
Class R	2.44	1,000.00	1,024.40	1.35	6.83	Class R	5.00	1,000.00	1,018.25	1.35	6.81
Class I	2.86	1,000.00	1,028.60	0.75	3.80	Class I	5.00	1,000.00	1,021.25	0.75	3.79
Class IS	2.92	1,000.00	1,029.20	0.65	3.30	Class IS	5.00	1,000.00	1,021.75	0.65	3.29

2	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

[1]	For the six months ended November 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2023

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 25.8%
Communication Services — 2.1%
Entertainment — 0.5%
Netflix Inc., Senior Notes	3.875%	11/15/29	840,000	EUR	$917,257	(a)
Walt Disney Co., Senior Notes	8.450%	8/1/34	350,000		422,926
Total Entertainment					1,340,183
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,110,000		1,647,550	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	160,000		138,630
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000		26,462
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	180,000		134,034
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	545,000		431,536
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	380,000		306,251	(b)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000		237,619	(b)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000		9,451
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	500,000		500,563
Total Media					3,432,096
Wireless Telecommunication Services — 0.4%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000		481,821	(b)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	1,240,000		693,941	(b)
Total Wireless Telecommunication Services					1,175,762
Total Communication Services					5,948,041
Consumer Discretionary — 2.5%
Automobiles — 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,290,000		1,029,369
Ford Motor Co., Senior Notes	6.100%	8/19/32	210,000		204,397
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	660,000		627,428
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000		282,533
General Motors Co., Senior Notes	5.600%	10/15/32	70,000		68,516

See Notes to Financial Statements.

4	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Co., Senior Notes	6.600%	4/1/36	30,000	$30,753
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	790,000	753,498	(b)
Total Automobiles				2,996,494
Broadline Retail — 0.3%
Prosus NV, Senior Notes	3.061%	7/13/31	1,110,000	868,928	(b)
Diversified Consumer Services — 0.0%††
California Institute of Technology, Senior Notes	3.650%	9/1/2119	260,000	165,408
Hotels, Restaurants & Leisure — 1.1%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	640,000	625,984
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	110,000	104,706
Sands China Ltd., Senior Notes	5.375%	8/8/25	740,000	723,742
Sands China Ltd., Senior Notes	2.550%	3/8/27	500,000	441,016
Sands China Ltd., Senior Notes	5.650%	8/8/28	590,000	565,237
Sands China Ltd., Senior Notes	3.100%	3/8/29	330,000	276,845
Sands China Ltd., Senior Notes	3.500%	8/8/31	200,000	159,765
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	120,000	119,552	(b)
Total Hotels, Restaurants & Leisure				3,016,847
Total Consumer Discretionary				7,047,677
Consumer Staples — 0.2%
Tobacco — 0.2%
Altria Group Inc., Senior Notes	3.875%	9/16/46	120,000	84,512
Altria Group Inc., Senior Notes	5.950%	2/14/49	50,000	48,777
Altria Group Inc., Senior Notes	6.200%	2/14/59	188,000	189,863
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	131,885
Total Consumer Staples				455,037
Energy — 5.8%
Oil, Gas & Consumable Fuels — 5.8%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	350,000	308,957
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	360,000	296,605
Continental Resources Inc., Senior Notes	2.268%	11/15/26	320,000	289,181	(b)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	630,000	611,751	(b)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	325,000	309,903
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	217,407
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	25,754
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	26,097

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	4.500%	1/15/30	84,000	$78,162
Devon Energy Corp., Senior Notes	5.600%	7/15/41	145,000	133,702
Devon Energy Corp., Senior Notes	4.750%	5/15/42	160,000	132,207
Ecopetrol SA, Senior Notes	5.375%	6/26/26	220,000	212,792
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,180,000	841,509
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.669%	12/18/23	1,930,000	1,835,739	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	80,000	75,111	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	310,000	275,271	(c)(d)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	90,000	87,855
Energy Transfer LP, Senior Notes	3.750%	5/15/30	120,000	107,714
Energy Transfer LP, Senior Notes	5.300%	4/1/44	60,000	52,392
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,811
Energy Transfer LP, Senior Notes	6.250%	4/15/49	505,000	497,365
Energy Transfer LP, Senior Notes	5.000%	5/15/50	230,000	194,225
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	130,000	112,602	(d)
EQT Corp., Senior Notes	6.125%	2/1/25	144,000	144,295
EQT Corp., Senior Notes	3.900%	10/1/27	1,190,000	1,122,572
EQT Corp., Senior Notes	5.000%	1/15/29	250,000	242,117
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	750,000	715,337	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	452,745	(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	310,000	344,463
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	1,390,000	1,337,263	(b)
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	530,000	590,419
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	66,197	(b)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	560,000	494,716
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	120,000	113,871
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	320,000	285,595

See Notes to Financial Statements.

6	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000		$212,166
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	30,000		30,475
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	1,390,000		1,260,709
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	230,000		197,298
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	410,000		344,864
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	200,000		166,829
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	320,000		284,270
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	130,000		123,927
YPF SA, Senior Secured Notes	9.000%	2/12/26	673,234		675,571	(b)
Total Energy					15,936,811
Financials — 9.2%
Banks — 4.7%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	800,000		754,692	(d)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	820,000		747,318	(d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	700,000		571,525	(d)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	825,000		801,716
BNP Paribas SA, Senior Notes (2.871%to 4/19/31 then 3 mo. Term SOFR + 1.387%)	2.871%	4/19/32	1,130,000		916,048	(b)(d)
Citigroup Inc., Senior Notes	4.650%	7/30/45	98,000		84,182
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	390,000		337,614	(d)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,257,005	(a)(c)(d)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	450,000		421,116	(b)(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,020,000		$1,025,753	(b)(c)(d)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	1,290,000		1,279,254	(b)(d)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	520,000		493,233	(b)(d)
JPMorgan Chase & Co., Senior Notes (2.947% to 2/24/27 then SOFR + 1.170%)	2.947%	2/24/28	650,000		602,368	(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	1,312,000	EUR	1,369,781	(a)(c)(d)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	470,000		461,749
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000		117,246	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	660,000		587,303	(d)
Total Banks					12,827,903
Capital Markets — 2.7%
Credit Suisse AG, Senior Notes	3.700%	2/21/25	360,000		349,577
Credit Suisse AG AT1 Claim	—	—	1,680,000		193,200	*(e)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	480,000		451,801	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	590,000		532,033
Morgan Stanley, Senior Notes (2.475% to 1/21/27 then SOFR + 1.000%)	2.475%	1/21/28	760,000		692,826	(d)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	3,910,000		3,901,415	(b)(c)(d)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	1,440,000		1,176,216	(b)(d)
Total Capital Markets					7,297,068
Consumer Finance — 0.6%
American Express Co., Senior Notes	3.950%	8/1/25	1,825,000		1,782,505

See Notes to Financial Statements.

8	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,040,000	$998,111
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	640,000	530,766
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	770,000	767,939	(b)
Vanguard Group Inc.	3.050%	8/22/50	1,000,000	579,529
Total Financial Services				2,876,345
Insurance — 0.2%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	510,000	502,665
Total Financials				25,286,486
Health Care — 1.9%
Health Care Providers & Services — 1.0%
CommonSpirit Health, Secured Notes	4.350%	11/1/42	490,000	400,261
CommonSpirit Health, Senior Secured Notes	3.817%	10/1/49	390,000	280,177
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	32,806	32,694
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	758,344
Hackensack Meridian Health Inc., Senior Secured Notes	4.211%	7/1/48	310,000	254,377
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	561,820
Humana Inc., Senior Notes	4.625%	12/1/42	30,000	25,746
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	580,000	485,739
Total Health Care Providers & Services				2,799,158
Pharmaceuticals — 0.9%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,830,000	1,668,431
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	730,000	679,221
Total Pharmaceuticals				2,347,652
Total Health Care				5,146,810
Industrials — 1.9%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	3.250%	2/1/35	130,000	104,566
Boeing Co., Senior Notes	3.550%	3/1/38	150,000	114,820
Boeing Co., Senior Notes	5.705%	5/1/40	265,000	261,457
Boeing Co., Senior Notes	5.930%	5/1/60	230,000	223,524
Total Aerospace & Defense				704,367

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	30,000	$25,759	(b)
Passenger Airlines — 0.9%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	110,000	113,538	(b)(f)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	238,000	232,345	(b)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	286,650	(b)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,010,000	1,795,653	(b)
Total Passenger Airlines				2,428,186
Trading Companies & Distributors — 0.7%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,280,000	2,020,591	(b)
Total Industrials				5,178,903
Materials — 1.6%
Chemicals — 0.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	810,000	725,899	(a)
OCP SA, Senior Notes	5.625%	4/25/24	1,100,000	1,096,381	(b)
Total Chemicals				1,822,280
Metals & Mining — 0.9%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	740,000	726,889	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	274,767	(b)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	200,000	185,994
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	400,000	359,169
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	910,000	945,030
Total Metals & Mining				2,491,849
Total Materials				4,314,129
Utilities — 0.6%
Electric Utilities — 0.6%
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	800,000	787,259

See Notes to Financial Statements.

10	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	460,000	$406,474
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	550,000	535,158	(b)
Total Utilities				1,728,891
Total Corporate Bonds & Notes (Cost — $76,863,711)				71,042,785
Mortgage-Backed Securities — 20.0%
FHLMC — 6.5%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/41-5/1/51	2,632,728	2,078,836
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-12/1/52	1,163,697	1,097,195
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/49-2/1/53	564,657	521,351
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	7,006,944	5,751,548
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/51-3/1/52	3,846,354	3,288,778
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	3/1/52	370,324	273,421
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/52	2,999,757	2,642,799
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	9/1/52-5/1/53	731,709	723,203
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	1/1/53-5/1/53	1,159,693	1,120,130
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	2/1/53	183,511	187,041
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	3/1/53	186,567	187,400
Total FHLMC				17,871,702
FNMA — 7.6%
Federal National Mortgage Association (FNMA)	2.850%	9/1/31	97,907	85,644
Federal National Mortgage Association (FNMA)	5.100%	12/1/33	100,000	98,562	(e)(g)(h)
Federal National Mortgage Association (FNMA)	2.000%	3/1/42-3/1/52	2,737,417	2,151,428
Federal National Mortgage Association (FNMA)	4.000%	4/1/44-4/1/52	2,371,978	2,170,582

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.500%	12/1/47-6/1/52	837,523	$746,768
Federal National Mortgage Association (FNMA)	4.500%	7/1/49-8/1/58	1,075,529	1,013,500
Federal National Mortgage Association (FNMA)	3.000%	10/1/50-1/1/52	1,380,131	1,180,026
Federal National Mortgage Association (FNMA)	2.500%	8/1/51-2/1/52	691,944	565,702
Federal National Mortgage Association (FNMA)	5.000%	6/1/52-2/1/53	897,279	867,407
Federal National Mortgage Association (FNMA)	6.000%	4/1/53	93,018	93,541
Federal National Mortgage Association (FNMA)	5.500%	5/1/53	98,820	98,164
Federal National Mortgage Association (FNMA)	5.000%	12/1/53	400,000	384,936	(h)
Federal National Mortgage Association (FNMA)	5.500%	1/1/54	4,300,000	4,237,810	(h)
Federal National Mortgage Association (FNMA)	6.000%	1/1/54	5,400,000	5,413,938	(h)
Federal National Mortgage Association (FNMA)	6.500%	1/1/54	1,800,000	1,827,492	(h)
Total FNMA				20,935,500
GNMA — 5.9%
Government National Mortgage Association (GNMA)	3.000%	10/15/42-11/15/42	228,122	198,826
Government National Mortgage Association (GNMA)	4.000%	3/15/50	31,806	29,334
Government National Mortgage Association (GNMA)	3.500%	5/15/50	40,073	36,200
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-9/20/52	1,231,228	1,173,580
Government National Mortgage Association (GNMA) II	4.000%	3/20/48-5/20/52	833,097	778,586
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-6/20/53	2,104,335	2,051,984
Government National Mortgage Association (GNMA) II	3.500%	10/20/49-12/20/52	1,287,998	1,152,203
Government National Mortgage Association (GNMA) II	3.000%	1/20/50-3/20/52	2,050,946	1,779,128

See Notes to Financial Statements.

12	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-12/20/51	1,822,227	$1,511,601
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	207,478	167,820
Government National Mortgage Association (GNMA) II	5.500%	1/20/53	768,541	763,487
Government National Mortgage Association (GNMA) II	6.000%	7/20/53	693,356	698,864
Government National Mortgage Association (GNMA) II	3.500%	12/20/53	900,000	804,565	(h)
Government National Mortgage Association (GNMA) II	4.000%	12/20/53	600,000	552,738	(h)
Government National Mortgage Association (GNMA) II	4.500%	12/20/53	600,000	567,442	(h)
Government National Mortgage Association (GNMA) II	5.000%	12/20/53	200,000	194,294	(h)
Government National Mortgage Association (GNMA) II	5.500%	1/20/54	1,800,000	1,786,753	(h)
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	900,000	906,448	(h)
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	900,000	914,801	(h)
Total GNMA				16,068,654
Total Mortgage-Backed Securities (Cost — $56,269,036)				54,875,856
Collateralized Mortgage Obligations (i) — 13.5%
BANK, 2018-BN15 B	4.815%	11/15/61	1,050,000	905,688	(d)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	198,381	(d)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. Term SOFR + 0.274%)	5.617%	1/25/37	1,037,538	872,961	(d)
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	230,000	235,689	(d)
BX Commercial Mortgage Trust, 2021-VOLT G (1 mo. Term SOFR + 2.964%)	8.287%	9/15/36	850,000	797,508	(b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.327%	10/15/38	836,665	785,775	(b)(d)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.604%	6/15/40	160,000	160,170	(b)(d)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.108%	5/15/37	1,170,000	1,155,857	(b)(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.580%	10/15/36	1,030,000	$941,303	(b)(d)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.374%	9/15/34	860,000	794,473	(b)(d)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	310,965
CENT Trust, 2023-CITY A (1 mo. Term SOFR + 2.620%)	7.943%	9/15/28	730,000	735,422	(b)(d)
CHL Mortgage Pass-Through Trust, 2001- HYB1 1A1	5.257%	6/19/31	3,125	3,018	(d)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	4.198%	2/25/34	18,946	18,319	(d)
Citigroup Commercial Mortgage Trust, 2016-C1 A4	3.209%	5/10/49	150,000	140,220
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	170,000	155,221
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	10/12/40	330,000	327,763	(b)(d)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	5.717%	11/25/35	83,803	67,751	(d)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	751,239	495,474
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. Term SOFR + 4.986%, 0.000% floor)	0.000%	11/25/35	3,115,105	154,638	(d)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	5.977%	1/25/46	63,890	51,791	(d)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. Term SOFR + 5.186%, 0.000% floor)	0.000%	4/25/36	5,485,241	351,519	(d)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	0.043%	4/25/36	3,386,112	294,578	(d)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. Term SOFR + 5.486%)	0.143%	7/25/36	1,468,770	123,645	(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	4,400,000	1,632,586	(b)
CSMC Trust, 2015-2R 7A1	4.265%	8/27/36	14,989	14,982	(b)(d)
CSMC Trust, 2017-CHOP H (Prime Index + 4.294%)	12.794%	7/15/32	1,229,000	1,069,138	(b)(d)
CSMC Trust, 2021-RPL1 A2	3.937%	9/27/60	870,000	775,337	(b)

See Notes to Financial Statements.

14	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 3.500%)	8.817%	10/25/66	1,012,030	$1,006,490	(b)(d)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	600,000	602,372	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	5.907%	6/25/34	2,708	2,434	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	793,961	779,042	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,120,000	1,831,621	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.728%	8/25/33	520,000	541,680	(b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.543%	7/25/39	1,559,587	1,620,320	(b)(d)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.693%	1/25/40	1,790,000	1,813,485	(b)(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	23,609	25,051
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	5.541%	2/25/36	33,190	25,121	(d)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,126,454	21	(d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.111%	2/16/53	1,052,703	2,487	(d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.152%	2/16/48	176,653	636	(d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.628%	9/16/55	917,335	22,902	(d)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.146%	1/16/55	30,639,745	138,253	(d)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.633%	10/16/58	2,856,310	98,324	(d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.591%	7/16/58	492,639	13,898	(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	5.917%	4/25/36	1,028	$2,748	(d)
GS Mortgage Securities Trust, 2015- GC30 D	3.384%	5/10/50	1,000,000	680,290
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	5.626%	11/19/46	68,457	46,313	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.561%	2/15/51	23,740	21,840	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.614%)	9.937%	12/15/36	2,079,000	114,604	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.114%)	12.437%	12/15/36	2,173,000	74,267	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. Term SOFR + 8.622%)	13.945%	6/15/35	10,150,000	101	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.379%)	9.702%	11/15/38	640,000	607,272	(b)(d)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (3.500% to 4/25/24, 6.500% to 4/25/25 then 7.500%)	3.500%	4/25/61	1,200,000	1,084,328	(b)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	5.937%	11/25/46	8,428	9,633	(d)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.587%	11/15/38	1,522,692	1,462,137	(b)(d)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	4.580%	5/25/34	25,632	22,205	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	245,209	38,621	(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	316,204	49,802	(b)(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	9,604	8,692	(d)
Morgan Stanley Capital Trust, 2019-H7 A4	3.261%	7/15/52	178,000	156,208
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.208%	10/15/54	6,360,408	337,560	(d)

See Notes to Financial Statements.

16	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	$158,050
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	2,862,000	1,674,304	(b)(d)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	157,688	147,331	(b)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	6.360%	8/25/36	63,104	60,302	(d)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	600,917	559,122	(b)(d)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. Term SOFR + 5.436%)	0.093%	2/25/36	8,161,258	656,159	(d)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	11.323%	2/15/39	640,130	498,854	(b)(d)
Starwood Retail Property Trust, 2014- STAR E	8.500%	11/15/27	7,530,000	36,792	(b)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	6.624%	4/25/34	18,845	18,573	(d)
Tharaldson Hotel Portfolio Trust, 2018- THL E (1 mo. Term SOFR + 3.594%)	8.916%	11/11/34	1,603,959	1,579,308	(b)(d)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	1,840,000	1,294,680	(b)(d)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	497,220	463,793
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,332,400	1,279,745	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	5.929%	2/25/46	1,193,961	1,017,435	(d)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	5.092%	12/15/39	1,190,000	889,566	(b)(d)
Total Collateralized Mortgage Obligations (Cost — $67,150,457)				37,144,944
Sovereign Bonds — 12.2%
Argentina — 0.6%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	143,435	52,363
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	648,100	242,776
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	1,190,000	392,261

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	2,668,882		$981,482	(b)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	100,000		36,775	(a)
Total Argentina					1,705,657
Brazil — 5.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	26,142,000	BRL	5,286,422
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	37,057,000	BRL	7,253,318
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	6,665,000	BRL	1,288,376
Total Brazil					13,828,116
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000		263,295
Dominican Republic — 0.1%
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	15,700,000	DOP	278,546	(b)
India — 2.3%
India Government Bond	7.590%	1/11/26	220,000,000	INR	2,654,971
India Government Bond, Senior Notes	5.790%	5/11/30	200,000,000	INR	2,217,193
India Government Bond, Senior Notes	7.260%	8/22/32	120,000,000	INR	1,432,268
Total India					6,304,432
Indonesia — 1.2%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		461,149
Indonesia Treasury Bond	8.250%	5/15/29	12,451,000,000	IDR	857,220
Indonesia Treasury Bond	7.125%	6/15/42	29,657,000,000	IDR	1,964,510
Total Indonesia					3,282,879
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	30,000,000	JMD	195,247
Kenya — 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,000,000		905,021	(b)

See Notes to Financial Statements.

18	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — 2.5%
Mexican Bonos, Bonds	8.000%	11/7/47	87,460,000	MXN	$4,392,312
Mexican Bonos, Senior Notes	7.750%	11/13/42	50,771,900	MXN	2,508,734
Total Mexico					6,901,046
Total Sovereign Bonds (Cost — $35,947,792)					33,664,239
Asset-Backed Securities — 9.8%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.957%	7/1/39	200,000		173,775	(d)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	6.492%	7/25/32	11,547		11,634	(d)
Barings CLO Ltd., 2018-2A B (3 mo. Term SOFR + 2.162%)	7.555%	4/15/30	2,480,000		2,469,212	(b)(d)
Bristol Park CLO Ltd., 2016-1A DR (3 mo. Term SOFR + 3.212%)	8.605%	4/15/29	1,420,000		1,392,175	(b)(d)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.596%	8/19/38	1,469,682		1,430,148	(b)(d)
Cook Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.862%)	8.264%	4/17/30	840,000		770,972	(b)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.662%)	11.064%	4/17/30	250,000		212,258	(b)(d)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	5.557%	4/15/37	592,441		544,314	(d)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	2,159,565		1,880,756	(b)
Foundation Finance Trust, 2017-1A C	5.400%	7/15/33	2,600,000		2,545,088	(b)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.314%)	5.657%	8/25/36	311,187		98,821	(d)
GoldenTree Loan Opportunities Ltd., 2014-9A CR2 (3 mo. Term SOFR + 2.362%)	7.752%	10/29/29	2,270,000		2,279,063	(b)(d)
GoldenTree Loan Opportunities Ltd., 2014-9A DR2 (3 mo. Term SOFR + 3.262%)	8.652%	10/29/29	1,550,000		1,555,373	(b)(d)
Golub Capital Partners CLO Ltd., 2019- 45A C (3 mo. Term SOFR + 4.062%)	9.477%	10/20/31	950,000		950,900	(b)(d)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,557,122		1,056,228	(b)
Greywolf CLO Ltd., 2019-1A CR (3 mo. Term SOFR + 3.910%)	9.313%	4/17/34	1,840,000		1,780,681	(b)(d)
Halsey Point CLO Ltd., 2019-1A F (3 mo. Term SOFR + 8.462%)	13.877%	1/20/33	860,000		755,575	(b)(d)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
HPS Loan Management Ltd., 10A-16 CR (3 mo. Term SOFR + 3.412%)	8.827%	4/20/34	1,520,000	$1,432,600	(b)(d)
Katayma CLO Ltd., 2023-1A D (3 mo. Term SOFR + 5.250%)	10.623%	10/20/36	230,000	232,628	(b)(d)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	5.897%	6/25/46	10,585	23,379	(d)
Magnetite Ltd., 2023-39A E (3 mo. Term SOFR + 6.600%)	11.985%	10/25/33	680,000	661,129	(b)(d)
Marathon CLO Ltd., 2019-2A BA (3 mo. Term SOFR + 3.562%)	8.977%	1/20/33	1,410,000	1,415,990	(b)(d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	5.977%	6/25/46	64,694	61,430	(b)(d)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	437,256	370,313	(b)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	5.747%	1/25/33	605,050	565,944	(d)
Sierra Timeshare Receivables Funding LLC, 2021-2A A	1.350%	9/20/38	196,161	182,717	(b)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	654,328	605,930
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	9.305%	10/15/31	1,000,000	972,291	(b)(d)
Z Capital Credit Partners CLO Ltd., 2021-1A D (3 mo. Term SOFR + 4.462%)	9.855%	7/15/33	500,000	457,488	(b)(d)
Total Asset-Backed Securities (Cost — $28,509,866)				26,888,812
U.S. Government & Agency Obligations — 6.3%
U.S. Government Obligations — 6.3%
U.S. Treasury Bonds	3.625%	8/15/43	570,000	489,577
U.S. Treasury Bonds	3.750%	11/15/43	5,600,000	4,890,156	(j)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	191,202
U.S. Treasury Bonds	3.625%	5/15/53	180,000	153,703
U.S. Treasury Bonds	4.750%	11/15/53	1,830,000	1,902,628
U.S. Treasury Notes	4.500%	9/30/28	390,000	395,180
U.S. Treasury Notes	3.875%	7/31/30	7,350,000	7,193,238
U.S. Treasury Notes	3.875%	8/15/33	2,250,000	2,164,394
Total U.S. Government & Agency Obligations (Cost — $18,725,906)				17,380,078
U.S. Treasury Inflation Protected Securities — 1.2%
U.S. Treasury Notes, Inflation Indexed (Cost—$3,529,309)	1.125%	1/15/33	3,554,483	3,256,071

See Notes to Financial Statements.

20	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount†	Value
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
3-Month SOFR Futures, Call @ $94.875	12/15/23	405	1,012,500	$2,531
3-Month SOFR Futures, Call @ $95.875	6/14/24	118	295,000	33,188
3-Month SOFR Futures, Call @ $96.000	6/14/24	360	900,000	87,750
SOFR 1-Year Mid-Curve Futures, Call @ $95.688	12/15/23	100	250,000	48,125
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	59	147,500	26,919
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	15	37,500	10,125
U.S. Treasury 5-Year Notes Futures, Call @ $106.750	12/1/23	179	179,000	40,555
U.S. Treasury 5-Year Notes Futures, Call @ $107.000	12/1/23	40	40,000	4,375
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	12/1/23	135	135,000	6,328
U.S. Treasury 5-Year Notes Futures, Call @ $108.000	12/8/23	468	468,000	32,906
U.S. Treasury 5-Year Notes Futures, Put @ $105.500	12/1/23	274	274,000	0	(k)
U.S. Treasury 5-Year Notes Futures, Put @ $105.750	12/1/23	80	80,000	0	(k)
U.S. Treasury 5-Year Notes Futures, Put @ $106.500	12/1/23	234	234,000	9,141
U.S. Treasury 5-Year Notes Futures, Put @ $106.500	12/8/23	468	468,000	102,375
U.S. Treasury 10-Year Notes Futures, Call @ $110.750	12/22/23	291	291,000	131,859
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $110.000	12/1/23	40	40,000	5,625
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $110.250	12/1/23	137	137,000	10,703
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $110.500	12/1/23	117	117,000	3,656
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $108.000	12/1/23	234	234,000	0	(k)
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $108.250	12/1/23	20	20,000	0	(k)
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $108.500	12/1/23	40	40,000	0	(k)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount†		Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $109.250	12/1/23	97	97,000		$4,547
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $109.750	12/1/23	117	117,000		25,594
U.S. Treasury Long-Term Bonds Futures, Call @ $118.000	12/8/23	20	20,000		7,500
U.S. Treasury Long-Term Bonds Futures, Call @ $118.500	12/8/23	40	40,000		10,625
U.S. Treasury Long-Term Bonds Futures, Put @ $114.500	12/8/23	40	40,000		10,625
U.S. Treasury Long-Term Bonds Futures, Put @ $115.000	12/8/23	20	20,000		7,813
Total Purchased Options (Cost — $881,636)					622,865

	Rate	Maturity Date	Face Amount†
Municipal Bonds — 0.2%
California — 0.2%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000		368,123	(b)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N	3.706%	5/15/2120	190,000		119,869
Total Municipal Bonds (Cost — $550,000)					487,992

			Shares
Investments in Underlying Funds — 0.1%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost — $497,296)			16,200		403,218

	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $163,083)	3.875%	7/2/40	6,342,002	UYU	169,436
Total Investments before Short-Term Investments (Cost — $289,088,092)					245,936,296
Short-Term Investments — 10.8%
U.S. Treasury Bills — 0.8%
U.S. Treasury Bills (Cost — $2,036,708)	5.033%	12/12/23	2,040,000		2,036,718	(l)

See Notes to Financial Statements.

22	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Money Market Funds — 10.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $27,610,042)	5.282%	27,610,042	$27,610,042	(m)(n)
Total Short-Term Investments (Cost — $29,646,750)			29,646,760
Total Investments — 100.2% (Cost — $318,734,842)			275,583,056
Liabilities in Excess of Other Assets — (0.2)%			(485,777)
Total Net Assets — 100.0%			$275,097,279

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2023, the Fund held TBA securities with a total cost of $17,162,215.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(k)	Value is less than $1.

(l)	Rate shown represents yield-to-maturity.

(m)	Rate shown is one-day yield as of the end of the reporting period.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2023, the total market value of investments in Affiliated Companies was $27,610,042 and the cost was $27,610,042 (Note 8).

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CD	— Certificate of Deposit

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

DOP	— Dominican Peso

ETF	— Exchange-Traded Fund

EUR	— Euro

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

INR	— Indian Rupee

IO	— Interest Only

JMD	— Jamaican Dollar

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

UYU	— Uruguayan Peso

At November 30, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/15/23	$95.125	405	$1,012,500	$(2,531)
3-Month SOFR Futures, Call	6/14/24	98.000	178	445,000	(5,563)
3-Month SOFR Futures, Call	9/13/24	96.875	359	897,500	(112,187)
3-Month SOFR Futures, Call	9/13/24	97.000	1,030	2,575,000	(283,250)
3-Month SOFR Futures, Put	6/14/24	94.500	442	1,105,000	(52,487)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	89	222,500	(3,338)
U.S. Treasury 5-Year Notes Futures, Call	12/1/23	106.000	78	78,000	(66,422)
U.S. Treasury 5-Year Notes Futures, Call	12/1/23	106.250	40	40,000	(24,375)
U.S. Treasury 5-Year Notes Futures, Call	12/8/23	107.250	156	156,000	(34,125)
U.S. Treasury 5-Year Notes Futures, Call	12/22/23	106.500	159	159,000	(120,492)
U.S. Treasury 5-Year Notes Futures, Put	12/1/23	106.000	78	78,000	0	(a)
U.S. Treasury 5-Year Notes Futures, Put	12/1/23	106.250	40	40,000	(313)
U.S. Treasury 5-Year Notes Futures, Put	12/8/23	107.250	156	156,000	(96,281)
U.S. Treasury 6 to 7-Year Notes Futures, Call	12/1/23	108.750	78	78,000	(81,656)

See Notes to Financial Statements.

24	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 6 to 7-Year Notes Futures, Call	12/1/23	$109.250	20	$20,000	$(11,875)
U.S. Treasury 6 to 7-Year Notes Futures, Put	12/1/23	108.750	78	78,000	0	(a)
U.S. Treasury Long-Term Bonds Futures, Call	12/8/23	116.500	20	20,000	(18,125)
U.S. Treasury Long-Term Bonds Futures, Call	12/22/23	118.000	21	21,000	(18,375)
U.S. Treasury Long-Term Bonds Futures, Put	12/8/23	116.500	20	20,000	(19,375)
Total Exchange-Traded Written Options (Premiums received — $1,285,017)					(950,770)

OTC Written Options
	Counterparty
Interest rate swaption, Put (Premiums received — $80,500)	Citibank N.A.	10/7/24	500.000	bps	3,500,000	3,500,000	(28,153)
Total Written Options (Premiums received — $1,365,517)							$(978,923)

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

SOFR	— Secured Overnight Financing Rate

At November 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	63	3/25	$15,288,451	$15,087,712	$(200,739)
3-Month SOFR	133	12/23	32,010,054	31,470,293	(539,761)
3-Month SOFR	18	3/24	4,255,688	4,258,013	2,325
3-Month SOFR	456	12/25	110,267,458	109,884,600	(382,858)
Australian 10-Year Bonds	116	12/23	8,836,439	8,635,023	(201,416)
Euro-Bobl	30	12/23	3,811,357	3,836,963	25,606
U.S. Treasury 2-Year Notes	205	3/24	41,778,553	41,914,492	135,939
U.S. Treasury 5-Year Notes	1,563	3/24	166,197,885	167,008,988	811,103
U.S. Treasury Long-Term Bonds	569	3/24	65,691,513	66,252,938	561,425
U.S. Treasury Ultra Long-Term Bonds	150	3/24	18,224,905	18,450,000	225,095

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
United Kingdom Long Gilt Bonds	41	3/24	$5,015,129	$5,004,200	$(10,929)
					425,790
Contracts to Sell:
3-Month SOFR	456	12/26	110,388,817	109,867,500	521,317
Euro-Schatz	150	12/23	17,177,151	17,206,736	(29,585)
Japanese 10-Year Bonds	20	12/23	19,707,163	19,757,183	(50,020)
U.S. Treasury 10-Year Notes	1,877	3/24	205,306,474	206,088,744	(782,270)
U.S. Treasury Ultra 10-Year Notes	256	3/24	28,841,732	29,060,001	(218,269)
					(558,827)
Net unrealized depreciation on open futures contracts					$(133,037)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)

SOFR	— Secured Overnight Financing Rate

At November 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,018,701	USD	2,950,068	Bank of America N.A.	1/19/24	$13,879
AUD	4,655,124	USD	2,962,368	BNP Paribas SA	1/19/24	118,422
USD	163,665	AUD	254,000	BNP Paribas SA	1/19/24	(4,434)
USD	4,497,914	EUR	4,242,510	BNP Paribas SA	1/19/24	(130,548)
USD	529,594	GBP	433,303	BNP Paribas SA	1/19/24	(17,660)
CNH	25,489,063	USD	3,510,262	Citibank N.A.	1/19/24	70,284
USD	237,758	JPY	34,810,000	Citibank N.A.	1/19/24	1,039
MXN	7,566,910	USD	427,643	JPMorgan Chase & Co.	1/19/24	4,445
NZD	2,278,631	USD	1,373,300	JPMorgan Chase & Co.	1/19/24	30,153
USD	7,304,282	CNY	52,744,223	JPMorgan Chase & Co.	1/19/24	(129,404)
USD	2,271,298	IDR	35,609,404,898	JPMorgan Chase & Co.	1/19/24	(23,551)
USD	276,121	JPY	40,937,000	JPMorgan Chase & Co.	1/19/24	(2,263)
USD	226,967	MXN	4,196,000	JPMorgan Chase & Co.	1/19/24	(12,635)
USD	1,095,328	MXN	20,101,668	JPMorgan Chase & Co.	1/19/24	(52,525)
EUR	1,688,804	NOK	19,556,768	Morgan Stanley & Co. Inc.	1/19/24	32,268
JPY	22,373,800	USD	151,460	Morgan Stanley & Co. Inc.	1/19/24	689

See Notes to Financial Statements.

26	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	24,397,000	USD	165,056	Morgan Stanley & Co. Inc.	1/19/24	$852
JPY	24,723,000	USD	166,527	Morgan Stanley & Co. Inc.	1/19/24	1,597
JPY	38,333,000	USD	259,715	Morgan Stanley & Co. Inc.	1/19/24	962
JPY	40,142,000	USD	274,055	Morgan Stanley & Co. Inc.	1/19/24	(1,077)
JPY	40,285,800	USD	269,684	Morgan Stanley & Co. Inc.	1/19/24	4,273
JPY	722,026,240	USD	4,900,871	Morgan Stanley & Co. Inc.	1/19/24	9,138
NOK	50,511,065	USD	4,691,042	Morgan Stanley & Co. Inc.	1/19/24	(15,747)
USD	14,155,255	BRL	72,476,322	Morgan Stanley & Co. Inc.	1/19/24	(486,082)
USD	2,567,276	INR	214,436,892	Morgan Stanley & Co. Inc.	1/19/24	(993)
USD	130,000	JPY	19,366,000	Morgan Stanley & Co. Inc.	1/19/24	(1,695)
USD	160,537	JPY	23,629,000	Morgan Stanley & Co. Inc.	1/19/24	(148)
USD	206,397	JPY	30,391,000	Morgan Stanley & Co. Inc.	1/19/24	(272)
USD	322,628	JPY	48,379,000	Morgan Stanley & Co. Inc.	1/19/24	(6,365)
Net unrealized depreciation on open forward foreign currency contracts						$(597,398)

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

NZD	— New Zealand Dollar

USD	— United States Dollar

At November 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
119,278,000	7/11/24	Daily SOFR Compound annually	1.323% annually	$ (2,882,476)	$(1,375,170)	$(1,507,306)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
76,758,000		3/10/26	Daily SOFR Compound annually	4.100% annually	$(266,061)	$364,491	$(630,552)
25,588,000		2/29/28	Daily SOFR Compound annually	4.000% annually	(61,998)	707	(62,705)
46,664,000		2/29/28	Daily SOFR Compound annually	4.180% annually	215,092	33,819	181,273
5,549,000		2/15/29	2.850% annually	Daily SOFR Compound annually	300,785	21,602	279,183
13,949,000		4/30/29	3.270% annually	Daily SOFR Compound annually	496,668	(245,462)	742,130
312,170,000	MXN	7/18/29	28-Day MXN TIIE — Banxico every 28 days	7.450% every 28 days	(1,107,800)	124,888	(1,232,688)
5,162,000		9/30/29	3.250% annually	Daily SOFR Compound annually	197,883	3,201	194,682
16,566,000		5/15/32	3.220% annually	Daily SOFR Compound annually	891,976	(64,755)	956,731
10,838,000		7/11/32	1.800% annually	Daily SOFR Compound annually	1,705,557	—	1,705,557
17,129,000		3/10/34	3.400% annually	Daily SOFR Compound annually	743,556	(145,690)	889,246
7,166,000		2/15/48	2.600% annually	Daily SOFR Compound annually	1,484,280	492,576	991,704
14,778,000		2/15/48	3.050% annually	Daily SOFR Compound annually	2,033,681	620,937	1,412,744

See Notes to Financial Statements.

28	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3,368,000		4/21/52	2.500% annually	Daily SOFR Compound annually	$780,521	$453,691	$326,830
2,182,760,000	JPY	10/27/53	1.750% annually	Daily TONA Compound annually	(792,874)	—	(792,874)
Total					$3,738,790	$284,835	$3,453,955

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]*		Termination Date	Implied Credit Spread at November 30, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas SA (Volkswagen International Finance NV, 5.349%, due 11/16/24)[4]	7,380,000	EUR	12/20/24	0.489%	1.000% quarterly	$42,753	$19,443	$23,310

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[5]
Swap Counterparty (Reference Entity)	Notional Amount[2]*		Termination Date	Implied Credit Spread at November 30, 2023[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Mercedes-Benz Group AG, 1.400%, due 1/12/24)	7,380,000	EUR	12/20/24	0.213%	1.000% quarterly	$(66,072)	$(38,177)	$(27,895)

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[6]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.41 Index	$2,039,796	12/20/28	5.000% quarterly	$79,194	$15,096	$64,098
Markit CDX.NA.IG.40 Index	23,498,000	6/20/28	1.000% quarterly	416,548	405,364	11,184
Total	$25,537,796			$495,742	$420,460	$75,282

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[5]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[6]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.40 Index	$23,498,000	6/20/33	1.000% quarterly	$(4,815)	$358,078	$(362,893)
Markit CDX.NA.IG.41 Index	21,499,000	12/20/28	1.000% quarterly	(361,027)	(349,390)	(11,637)
Total	$44,997,000			$(365,842)	$8,688	$(374,530)

See Notes to Financial Statements.

30	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Western Asset Total Return Unconstrained Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]	Variable rate security. Interest rate disclosed is as of the most recent information available.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[6]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.506%
Daily SOFR Compound	5.320%
Daily TONA Compound	(0.022)%

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2023

Western Asset Total Return Unconstrained Fund

Abbreviation(s) used in this table:

EUR	— Euro

JPY	— Japanese Yen

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

TONA	— Tokyo Overnight Average Rate

See Notes to Financial Statements.

32	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $291,124,800)	$247,973,014
Investments in affiliated securities, at value (Cost — $27,610,042)	27,610,042
Foreign currency, at value (Cost — $7,185,413)	7,207,365
Cash	999,977
Deposits with brokers for centrally cleared swap contracts	4,227,950
Interest receivable	2,704,823
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $1,347,797)	1,403,787
Deposits with brokers for open futures contracts and exchange-traded options	1,241,058
Deposits with brokers for OTC derivatives	880,000
Unrealized appreciation on forward foreign currency contracts	288,001
Receivable for Fund shares sold	227,505
Receivable for securities sold	181,098
Dividends receivable from affiliated investments	126,101
Foreign currency collateral for centrally cleared swap contracts, at value (Cost — $47,504)	54,073
OTC swaps, at value (premiums paid — $19,443)	42,753
Receivable for premiums on written options	38,681
Receivable for open OTC swap contracts	15,753
Prepaid expenses	23,675
Total Assets	295,245,656

Liabilities:
Payable for securities purchased	17,311,204
Written options, at value (premiums received — $1,365,517)	978,923
Unrealized depreciation on forward foreign currency contracts	885,399
Payable to brokers — net variation margin on open futures contracts	295,079
Investment management fee payable	121,939
Payable for Fund shares repurchased	96,632
Accrued foreign capital gains tax	78,621
Deposits from brokers for OTC derivatives	70,000
OTC swaps, at value (premiums received — $38,177)	66,072
Payable for open OTC swap contracts	15,753
Payable to brokers — net variation margin on centrally cleared swap contracts	12,633
Service and/or distribution fees payable	4,940
Directors’ fees payable	2,488
Accrued expenses	208,694
Total Liabilities	20,148,377
Total Net Assets	$275,097,279

Net Assets:
Par value (Note 7)	$31,077
Paid-in capital in excess of par value	440,853,991
Total distributable earnings (loss)	(165,787,789)
Total Net Assets	$275,097,279

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	33

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2023

Net Assets:
Class A	$7,365,659
Class C	$3,239,196
Class FI	$3,393,782
Class R	$161,928
Class I	$69,271,953
Class IS	$191,664,761

Shares Outstanding:
Class A	832,311
Class C	366,250
Class FI	383,747
Class R	18,294
Class I	7,813,960
Class IS	21,662,685

Net Asset Value:
Class A (and redemption price)	$8.85
Class C*	$8.84
Class FI (and redemption price)	$8.84
Class R (and redemption price)	$8.85
Class I (and redemption price)	$8.87
Class IS (and redemption price)	$8.85
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.19

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

34	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2023

Investment Income:
Interest	$8,249,261
Dividends from affiliated investments	347,641
Dividends from unaffiliated investments	12,665
Less: Foreign taxes withheld	(105,917)
Total Investment Income	8,503,650

Expenses:
Investment management fee (Note 2)	863,680
Transfer agent fees (Notes 2 and 5)	68,248
Fund accounting fees	52,901
Registration fees	48,811
Service and/or distribution fees (Notes 2 and 5)	33,480
Audit and tax fees	33,001
Shareholder reports	11,942
Custody fees	8,295
Legal fees	8,186
Commodity pool reports	6,000
Directors’ fees	4,767
Insurance	2,569
Commitment fees (Note 9)	1,392
Interest expense	689
Miscellaneous expenses	7,496
Total Expenses	1,151,457
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(135,407)
Net Expenses	1,016,050
Net Investment Income	7,487,600

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(23,365,658)	†
Futures contracts	(71,563)
Written options	4,775,702
Swap contracts	1,394,339
Forward foreign currency contracts	(1,140,640)
Foreign currency transactions	34,655
Net Realized Loss	(18,373,165)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	19,891,926	‡
Futures contracts	(1,103,859)
Written options	(212,100)
Swap contracts	13,625
Forward foreign currency contracts	302,219
Foreign currencies	29,672
Change in Net Unrealized Appreciation (Depreciation)	18,921,483
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	548,318
Increase in Net Assets From Operations	$8,035,918

†	Net of foreign capital gains tax of $25,038.

‡	Net of change in accrued foreign capital gains tax of $24,738.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	35

Statements of changes in net assets

For the Six Months Ended November 30, 2023 (unaudited) and the Year Ended May 31, 2023	November 30	May 31

Operations:
Net investment income	$7,487,600	$22,364,516
Net realized loss	(18,373,165)	(120,018,265)
Change in net unrealized appreciation (depreciation)	18,921,483	70,116,620
Increase (Decrease) in Net Assets From Operations	8,035,918	(27,537,129)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,900,029)	(2,400,038)
Decrease in Net Assets From Distributions to Shareholders	(5,900,029)	(2,400,038)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	23,357,139	62,278,245
Reinvestment of distributions	5,564,908	2,128,453
Cost of shares repurchased	(68,426,648)	(548,020,513)
Decrease in Net Assets From Fund Share Transactions	(39,504,601)	(483,613,815)
Decrease in Net Assets	(37,368,712)	(513,550,982)

Net Assets:
Beginning of period	312,465,991	826,016,973
End of period	$275,097,279	$312,465,991

See Notes to Financial Statements.

36	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.78	$9.18	$10.65	$10.00	$10.28	$10.36

Income (loss) from operations:
Net investment income	0.21	0.38	0.27	0.20	0.35	0.38
Net realized and unrealized gain (loss)	0.02	(0.76)	(1.33)	0.52	(0.25)	(0.08)
Total income (loss) from operations	0.23	(0.38)	(1.06)	0.72	0.10	0.30

Less distributions from:
Net investment income	(0.16)	(0.02)	(0.22)	(0.07)	(0.22)	(0.30)
Net realized gains	—	—	(0.19)	—	(0.02)	—
Return of capital	—	—	—	—	(0.14)	(0.08)
Total distributions	(0.16)	(0.02)	(0.41)	(0.07)	(0.38)	(0.38)

Net asset value, end of period	$8.85	$8.78	$9.18	$10.65	$10.00	$10.28
Total return[3]	2.71%	(4.13)%	(10.28)%	7.11%	0.98%[4]	3.05%

Net assets, end of period (000s)	$7,366	$8,402	$9,584	$14,641	$11,965	$13,086

Ratios to average net assets:
Gross expenses	1.14%[5]	1.08%[6]	1.08%	1.10%[6]	1.37%[6]	1.50%[6]
Net expenses[7,8]	1.06 [5]	1.05 [6]	1.07	1.10 [6]	1.10 [6]	1.10 [6]
Net investment income	4.86 [5]	4.30	2.65	1.93	3.38	3.70

Portfolio turnover rate[9]	23%	55%	64%	63%	63%	49%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.88% for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.07%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.10%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2023, 60%, 64%, 67%, 72% and 51% for the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.72	$9.15	$10.62	$10.00	$10.28	$10.35

Income (loss) from operations:
Net investment income	0.18	0.31	0.20	0.13	0.27	0.31
Net realized and unrealized gain (loss)	0.01	(0.74)	(1.34)	0.51	(0.24)	(0.07)
Total income (loss) from operations	0.19	(0.43)	(1.14)	0.64	0.03	0.24

Less distributions from:
Net investment income	(0.07)	—	(0.14)	(0.02)	(0.18)	(0.24)
Net realized gains	—	—	(0.19)	—	(0.02)	—
Return of capital	—	—	—	—	(0.11)	(0.07)
Total distributions	(0.07)	—	(0.33)	(0.02)	(0.31)	(0.31)

Net asset value, end of period	$8.84	$8.72	$9.15	$10.62	$10.00	$10.28
Total return[3]	2.26%	(4.70)%	(10.98)%	6.45%	0.30%[4]	2.36%

Net assets, end of period (000s)	$3,239	$4,117	$8,978	$13,227	$13,319	$11,858

Ratios to average net assets:
Gross expenses	1.86%[5]	1.79%	1.77%	1.78%[6]	1.81%[6]	1.81%[6]
Net expenses[7,8]	1.78 [5]	1.76	1.77	1.78 [6]	1.80 [6]	1.80 [6]
Net investment income	4.14 [5]	3.50	1.94	1.26	2.65	3.01

Portfolio turnover rate[9]	23%	55%	64%	63%	63%	49%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.
[5]	Annualized.
[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2023, 60%, 64%, 67%, 72% and 51% for the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

38	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class FI Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.78	$9.17	$10.64	$9.99	$10.27	$10.35

Income (loss) from operations:
Net investment income	0.21	0.37	0.27	0.21	0.35	0.38
Net realized and unrealized gain (loss)	0.01	(0.74)	(1.33)	0.51	(0.24)	(0.08)
Total income (loss) from operations	0.22	(0.37)	(1.06)	0.72	0.11	0.30

Less distributions from:
Net investment income	(0.16)	(0.02)	(0.22)	(0.07)	(0.23)	(0.30)
Net realized gains	—	—	(0.19)	—	(0.02)	—
Return of capital	—	—	—	—	(0.14)	(0.08)
Total distributions	(0.16)	(0.02)	(0.41)	(0.07)	(0.39)	(0.38)

Net asset value, end of period	$8.84	$8.78	$9.17	$10.64	$9.99	$10.27
Total return[3]	2.56%	(4.08)%	(10.28)%	7.18%	0.93%[4]	3.10%

Net assets, end of period (000s)	$3,394	$4,202	$11,518	$16,871	$34,171	$52,650

Ratios to average net assets:
Gross expenses	1.18%[5]	1.10%	1.05%	1.07%[6]	1.11%[6]	1.11%[6]
Net expenses[7,8]	1.09 [5]	1.06	1.05	1.07 [6]	1.10 [6]	1.10 [6]
Net investment income	4.82 [5]	4.22	2.66	1.99	3.42	3.70

Portfolio turnover rate[9]	23%	55%	64%	63%	63%	49%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.83% for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2023, 60%, 64%, 67%, 72% and 51% for the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	39

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.79	$9.20	$10.65	$10.01	$10.28	$10.36

Income (loss) from operations:
Net investment income	0.20	0.37	0.23	0.20	0.32	0.36
Net realized and unrealized gain (loss)	0.01	(0.76)	(1.32)	0.50	(0.23)	(0.09)
Total income (loss) from operations	0.21	(0.39)	(1.09)	0.70	0.09	0.27

Less distributions from:
Net investment income	(0.15)	(0.02)	(0.17)	(0.06)	(0.21)	(0.28)
Net realized gains	—	—	(0.19)	—	(0.02)	—
Return of capital	—	—	—	—	(0.13)	(0.07)
Total distributions	(0.15)	(0.02)	(0.36)	(0.06)	(0.36)	(0.35)

Net asset value, end of period	$8.85	$8.79	$9.20	$10.65	$10.01	$10.28
Total return[3]	2.44%	(4.27)%	(10.57)%	7.05%	0.74%[4]	2.80%

Net assets, end of period (000s)	$162	$157	$78	$477	$487	$457

Ratios to average net assets:
Gross expenses	1.55%[5]	1.45%	1.35%[6]	1.44%	1.51%[6]	1.37%[6]
Net expenses[7,8]	1.35 [5]	1.35	1.35 [6]	1.35	1.35 [6]	1.35 [6]
Net investment income	4.57 [5]	4.22	2.21	1.94	3.14	3.50

Portfolio turnover rate[9]	23%	55%	64%	63%	63%	49%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2023, 60%, 64%, 67%, 72% and 51% for the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

40	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.80	$9.19	$10.67	$10.00	$10.28	$10.36

Income (loss) from operations:
Net investment income	0.23	0.39	0.30	0.25	0.38	0.41
Net realized and unrealized gain (loss)	0.02	(0.74)	(1.34)	0.51	(0.24)	(0.08)
Total income (loss) from operations	0.25	(0.35)	(1.04)	0.76	0.14	0.33

Less distributions from:
Net investment income	(0.18)	(0.04)	(0.25)	(0.09)	(0.25)	(0.32)
Net realized gains	—	—	(0.19)	—	(0.02)	—
Return of capital	—	—	—	—	(0.15)	(0.09)
Total distributions	(0.18)	(0.04)	(0.44)	(0.09)	(0.42)	(0.41)

Net asset value, end of period	$8.87	$8.80	$9.19	$10.67	$10.00	$10.28
Total return[3]	2.86%	(3.76)%	(10.06)%	7.61%	1.26%[4]	3.43%

Net assets, end of period (000s)	$69,272	$83,835	$530,018	$718,829	$1,017,885	$1,131,616

Ratios to average net assets:
Gross expenses	0.86%[5]	0.80%	0.74%	0.74%[6]	0.76%[6]	0.76%[6]
Net expenses[7,8]	0.75 [5]	0.75	0.74	0.73 [6]	0.75 [6]	0.75 [6]
Net investment income	5.15 [5]	4.35	2.96	2.34	3.74	4.06

Portfolio turnover rate[9]	23%	55%	64%	63%	63%	49%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2023, 60%, 64%, 67%, 72% and 51% for the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.78	$9.18	$10.66	$9.99	$10.26	$10.34

Income (loss) from operations:
Net investment income	0.23	0.41	0.31	0.25	0.39	0.43
Net realized and unrealized gain (loss)	0.02	(0.75)	(1.34)	0.52	(0.23)	(0.09)
Total income (loss) from operations	0.25	(0.34)	(1.03)	0.77	0.16	0.34

Less distributions from:
Net investment income	(0.18)	(0.06)	(0.26)	(0.10)	(0.25)	(0.33)
Net realized gains	—	—	(0.19)	—	(0.02)	—
Return of capital	—	—	—	—	(0.16)	(0.09)
Total distributions	(0.18)	(0.06)	(0.45)	(0.10)	(0.43)	(0.42)

Net asset value, end of period	$8.85	$8.78	$9.18	$10.66	$9.99	$10.26
Total return[3]	2.92%	(3.69)%	(9.99)%	7.69%	1.44%[4]	3.52%

Net assets, end of period (millions)	$192	$212	$266	$287	$202	$206

Ratios to average net assets:
Gross expenses	0.73%[5]	0.69%	0.65%	0.66%	0.66%[6]	0.66%[6]
Net expenses[7,8]	0.65 [5]	0.65	0.65	0.65	0.65 [6]	0.65 [6]
Net investment income	5.27 [5]	4.69	3.08	2.42	3.82	4.21

Portfolio turnover rate[9]	23%	55%	64%	63%	63%	49%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 38% for the six months ended November 30, 2023, 60%, 64%, 67%, 72% and 51% for the years ended May 31, 2023, 2022, 2021, 2020 and 2019, respectively.

See Notes to Financial Statements.

42	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

44	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$71,042,785	—	$71,042,785
Mortgage-Backed Securities	—	54,777,294	$98,562	54,875,856
Collateralized Mortgage Obligations	—	37,144,944	—	37,144,944
Sovereign Bonds	—	33,664,239	—	33,664,239
Asset-Backed Securities	—	26,888,812	—	26,888,812
U.S. Government & Agency Obligations	—	17,380,078	—	17,380,078
U.S. Treasury Inflation Protected Securities	—	3,256,071	—	3,256,071
Purchased Options	$622,865	—	—	622,865
Municipal Bonds	—	487,992	—	487,992
Investments in Underlying Funds	403,218	—	—	403,218
Non-U.S. Treasury Inflation Protected Securities	—	169,436	—	169,436
Total Long-Term Investments	1,026,083	244,811,651	98,562	245,936,296
Short-Term Investments†:
U.S. Treasury Bills	—	2,036,718	—	2,036,718
Money Market Funds	27,610,042	—	—	27,610,042
Total Short-Term Investments	27,610,042	2,036,718	—	29,646,760
Total Investments	$28,636,125	$246,848,369	$98,562	$275,583,056
Other Financial Instruments:
Futures Contracts††	$2,282,810	—	—	$2,282,810
Forward Foreign Currency Contracts††	—	$288,001	—	288,001
Centrally Cleared Interest Rate Swaps††	—	7,680,080	—	7,680,080
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	42,753	—	42,753
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	75,282	—	75,282
Total Other Financial Instruments	$2,282,810	$8,086,116	—	$10,368,926
Total	$30,918,935	$254,934,485	$98,562	$285,951,982

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$950,770	—	—	$950,770
OTC Written Options	—	$28,153	—	28,153
Futures Contracts††	2,415,847	—	—	2,415,847
Forward Foreign Currency Contracts††	—	885,399	—	885,399
Centrally Cleared Interest Rate Swaps††	—	4,226,125	—	4,226,125
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	66,072	—	66,072
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	374,530	—	374,530
Total	$3,366,617	$5,580,279	—	$8,946,896

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund

46	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and

48	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2023, the total notional value of all credit default swaps to sell protection was EUR 7,380,000 and $25,537,796. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts

50	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For

52	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with

54	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2023, the Fund held OTC written options, forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $979,624. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of November 30, 2023, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $880,000 which could be used to reduce the required payment.

At November 30, 2023, the Fund held cash collateral from Citibank N.A. in the amount of $70,000. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

(u) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(v) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of November 30, 2023, there were $78,621 of capital gains tax liabilities accrued on unrealized gains.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

FTFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets. For their services, FTFA pays Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London monthly all of the management fee that it receives from the Fund. The Fund does not pay any additional

56	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

advisory or other fees for advisory services provided by Western Asset, Western Asset Singapore, Western Asset Japan or Western Asset London.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.07%, 1.80%, 1.10%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2023, fees waived and/or expenses reimbursed amounted to $135,407, which included an affiliated money market fund waiver of $5,081.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires May 31, 2024	—	—	—	—	—	$5,563
Expires May 31, 2025	$2,896	$1,995	$2,825	$162	$124,401	90,613
Expires May 31, 2026	3,057	1,476	1,515	160	42,466	81,652
Total fee waivers/expense reimbursements subject to recapture	$5,953	$3,471	$4,340	$322	$166,867	$177,828

For the six months ended November 30, 2023, FTFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended November 30, 2023, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $1,403 was earned by Investor Services.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$163
CDSCs	—

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended November 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$16,538,670	$86,552,509
Sales	76,085,585	70,009,315

At November 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$318,734,842	$2,527,278	$(45,679,064)	$(43,151,786)
Written options	(1,365,517)	564,811	(178,217)	386,594
Futures contracts	—	2,282,810	(2,415,847)	(133,037)
Forward foreign currency contracts	—	288,001	(885,399)	(597,398)
Swap contracts	695,249	7,778,672	(4,628,550)	3,150,122

58	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$622,865	—	—	$622,865
Futures contracts[3]	2,282,810	—	—	2,282,810
Forward foreign currency contracts	—	$288,001	—	288,001
OTC swap contracts[4]	—	—	$42,753	42,753
Centrally cleared swap contracts[5]	7,680,080	—	75,282	7,755,362
Total	$10,585,755	$288,001	$118,035	$10,991,791

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$978,923	—	—	$978,923
Futures contracts[3]	2,415,847	—	—	2,415,847
Forward foreign currency contracts	—	$885,399	—	885,399
OTC swap contracts[4]	—	—	$66,072	66,072
Centrally cleared swap contracts[5]	4,226,125	—	374,530	4,600,655
Total	$7,620,895	$885,399	$440,602	$8,946,896

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(3,234,979)	$(38,338)	$(84,693)	$(3,358,010)
Futures contracts	(71,563)	—	—	(71,563)
Written options	4,691,009	—	84,693	4,775,702
Swap contracts	2,327,102	—	(932,763)	1,394,339
Forward foreign currency contracts	—	(1,140,640)	—	(1,140,640)
Total	$3,711,569	$(1,178,978)	$(932,763)	$1,599,828

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$924,914	$26,965	—	$951,879
Futures contracts	(1,103,859)	—	—	(1,103,859)
Written options	(212,100)	—	—	(212,100)
Swap contracts	(101,117)	—	$114,742	13,625
Forward foreign currency contracts	—	302,219	—	302,219
Total	$(492,162)	$329,184	$114,742	$(48,236)

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

60	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

During the six months ended November 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$685,548
Written options	1,595,109
Futures contracts (to buy)	489,958,095
Futures contracts (to sell)	403,333,687
Forward foreign currency contracts (to buy)	25,665,748
Forward foreign currency contracts (to sell)	39,850,602

Average Notional Balance
Interest rate swap contracts	$416,252,587
Credit default swap contracts (buy protection)	63,315,997
Credit default swap contracts (sell protection)	12,194,483

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of November 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$13,879	—	$13,879	—	$13,879
BNP Paribas SA	161,175	$(218,714)	(57,539)	$40,000	(17,539)
Citibank N.A.	71,323	(28,153)	43,170	(70,000)	(26,830)
JPMorgan Chase & Co.	34,598	(220,378)	(185,780)	200,000	14,220
Morgan Stanley & Co. Inc.	49,779	(512,379)	(462,600)	512,379	49,779
Total	$330,754	$(979,624)	$(648,870)	$682,379	$33,509

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

For the six months ended November 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$9,656	$6,132
Class C	18,645	2,499
Class FI	4,784	3,772
Class R	395	255
Class I	—	51,117
Class IS	—	4,473
Total	$33,480	$68,248

For the six months ended November 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,193
Class C	1,539
Class FI	1,580
Class R	163
Class I	43,827
Class IS	85,105
Total	$135,407

6. Distributions to shareholders by class

	Six Months Ended November 30, 2023	Year Ended May 31, 2023
Net Investment Income:
Class A	$145,073	$21,000
Class C	30,791	—
Class FI	71,424	13,760
Class R	2,715	465
Class I	1,574,946	827,902
Class IS	4,075,080	1,536,911
Total	$5,900,029	$2,400,038

62	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

7. Capital shares

At November 30, 2023, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2023		Year Ended May 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	63,294	$553,585	441,566	$3,876,191
Shares issued on reinvestment	16,170	140,516	2,318	20,366
Shares repurchased	(203,676)	(1,786,175)	(531,863)	(4,664,843)
Net decrease	(124,212)	$(1,092,074)	(87,979)	$(768,286)

Class C
Shares sold	652	$5,746	13,051	$114,816
Shares issued on reinvestment	3,576	30,791	—	—
Shares repurchased	(110,071)	(958,064)	(522,174)	(4,555,253)
Net decrease	(105,843)	$(921,527)	(509,123)	$(4,440,437)

Class FI
Shares sold	3,714	$32,521	45,142	$396,840
Shares issued on reinvestment	8,124	70,605	1,560	13,677
Shares repurchased	(106,834)	(937,299)	(824,606)	(7,222,002)
Net decrease	(94,996)	$(834,173)	(777,904)	$(6,811,485)

Class R
Shares sold	342	$2,990	19,401	$167,649
Shares issued on reinvestment	312	2,715	53	465
Shares repurchased	(209)	(1,844)	(10,067)	(87,100)
Net increase	445	$3,861	9,387	$81,014

Class I
Shares sold	1,454,855	$12,839,582	3,319,354	$29,470,744
Shares issued on reinvestment	177,402	1,542,372	92,219	810,471
Shares repurchased	(3,345,587)	(29,285,383)	(51,560,893)	(459,237,071)
Net decrease	(1,713,330)	$(14,903,429)	(48,149,320)	$(428,955,856)

Class IS
Shares sold	1,133,347	$9,922,715	3,231,920	$28,252,005
Shares issued on reinvestment	435,108	3,777,909	146,295	1,283,474
Shares repurchased	(4,016,626)	(35,457,883)	(8,230,946)	(72,254,244)
Net decrease	(2,448,171)	$(21,757,259)	(4,852,731)	$(42,718,765)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended November 30, 2023. The following transactions were effected in such company for the six months ended November 30, 2023.

	Affiliate Value at May 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$13,448,457	$74,068,648	74,068,648	$59,907,063	59,907,063

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$347,641	—	$27,610,042

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2023.

10. Deferred capital losses

As of May 31, 2023, the Fund had deferred capital losses of $110,945,040, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further

64	Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report

amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

Western Asset Total Return Unconstrained Fund 2023 Semi-Annual Report	65

Western Asset

Total Return Unconstrained Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC*

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

*	Formerly known as Legg Mason Partners Fund Advisor, LLC.

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Total Return Unconstrained Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Total Return Unconstrained Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return Unconstrained Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012827 1/24 SR23-4795

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 26, 2024